Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share Based Payments [Line Items]
Summary of Input Parameters Discount for Lack of Marketability
Since the Part B fees include a
lock-up
mechanism, a discount for lack of marketability (“DLOM”) of 11.5% (December 31, 2021: 9.4%) has been applied using the following main input parameters:

Input parameters (DLOM)	March 17, 2022	December 31, 2021
Expected life	0.5 years	0.5 years
Expected volatility	72.5%	58.6%
Expected dividend yield	0.0%	0.0%

Since
the Part B fees includes a
lock-up
mechanism, a discount for lack of marketability (“DLOM”) of
9.4
% (2020:
12.4
%—
23.5
%) has been applied under each of the possible scenarios using the following main
input parameters:

Input parameters (DLOM)	2021	2020
Expected life	0.5 years	0.5–3 years
Expected volatility	58.6%	74.1%–78.4%
Expected dividend yield	0.0%	0.0%

Summary of Grant Options And Perfomance Options Granted Under The Plan
Set out below are summaries of Grant options and Performance Options granted under the plan:

For the six months ended June 30, 2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	—	—	—
Granted during the period	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—
Forfeited during the period	—	—	—
As at June 30	0.12	1,329,213	1,329,213
Vested and exercisable at June 30	—	—	—

Summary of Share options outstanding At The End Of The Reporting Period Following Expiry Dates And Exercise Prices
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Share options June 30, 2022
Grant Options	May 14, 2022	September 17, 2033	0.12	1,329,213
Performance Options	May 14, 2022	May 13, 2032	0.12	1,329,213
Total				2,658,426
Weighted average remaining contractual life of options outstanding at end of the reporting period				11.1

Second Special Fees Agreement [Member]
Share Based Payments [Line Items]
Summary of Input Parameters Discount for Lack of Marketability
The following main inputs parameters have been used to determine the present value of the expected payouts:

Input parameters (2 nd SFA)	Value
Interest rate	0.43%
Expected volatility	60.0%
Expected dividend yield	0.00%